UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                 June 30, 2003
                                                            -------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia                 July 24, 2003
---------------------    ----------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     105
                                        -------------

Form 13F Information Table Value Total: $   221,082
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
3COM CORP COM                   COM              885535104       1414   302700   SH     Sole                 302700
ABBOTT LABORATORIES             COM              002824100        207     4740   SH     Sole                   4740
ADAPTEC, INC.                   COM              00651f108       1465   184300   SH     Sole                 184300
ALCATEL                         COM              013904305       5152   575600   SH     Sole                 575600
ALKERMES, INC.                  COM              01642t108       1429   134600   SH     Sole                 134600
ALLEN TELECOM, INC.             COM              018091108       1665   100800   SH     Sole                 100800
ALLSTATE CORP.                  COM              020002101        285     8000   SH     Sole                   8000
AMERICAN TOWER CORP             COM              029912201       1373   155100   SH     Sole                 155100
AMGEN INC                       COM              031162100        330     5000   SH     Sole                   5000
ANDREW CORP                     COM              034425108       3644   390100   SH     Sole                 390100
APPLIED MICRO CIRCUITS CORP.    COM              03822w109       3190   528200   SH     Sole                 528200
ARADIGM CORP.                   COM              038505103       1033   577100   SH     Sole                 577100
ASCENTIAL SOFTWARE              COM              04362p207        946    57600   SH     Sole                  57600
AT&T WIRELESS GRP.              COM              00209a106       4130   503000   SH     Sole                 503000
BEAR STEARNS COMPANY INC.       COM              073902108        217     3000   SH     Sole                   3000
BERKSHIRE HATHAWAY CL.B         COM              084670207       5769     2374   SH     Sole                   2374
BURLINGTON RESOURCES            COM              122014103        216     4000   SH     Sole                   4000
CHECK POINT SOFTWARE            COM              m22465104       2461   126200   SH     Sole                 126200
CHECKFREE CORP.                 COM              162813109       3802   135800   SH     Sole                 135800
CISCO SYS INC COM               COM              17275R102        336    20000   SH     Sole                  20000
CNET NETWORKS, INC.             COM              12613r104        992   166800   SH     Sole                 166800
COACH, INC.                     COM              189754104        950    19100   SH     Sole                  19100
COMMSCOPE, INC.                 COM              203372107       1114   117300   SH     Sole                 117300
COOPER CAMERON CORP.            COM              216640102       4121    81800   SH     Sole                  81800
COX COMMUNICATIONS INC          COM              224044107       3097    97100   SH     Sole                  97100
CROWN CASTLE INTL CORP.         COM              228227104        871   112100   SH     Sole                 112100
DOUBLECLICK INC.                COM              258609304        499    53900   SH     Sole                  53900
DOVER CORP.                     COM              260003108        270     9000   SH     Sole                   9000
ECHOSTAR COMMUNICATIONS         COM              278762109       5858   169200   SH     Sole                 169200
ENSCO INTERNATIONAL INC.        COM              26874q100       6609   245700   SH     Sole                 245700
ENTERASYS NETWORKS              COM              293637104        617   203500   SH     Sole                 203500
ESPEED, INC.                    COM              296643109       2235   113100   SH     Sole                 113100
ESTEE LAUDER COMPANIES          COM              518439104       3702   110400   SH     Sole                 110400
EXAR CORP.                      COM              300645108       1587   101700   SH     Sole                 101700
EXTREME NETWORKS INC.           COM              30226d106       1800   341900   SH     Sole                 341900
EXXON MOBIL CORP.               COM              30231G102        381    10608   SH     Sole                  10608
F5 NETWORKS, INC.               COM              315616102       4268   256800   SH     Sole                 256800
FIRST HORIZON PHARMACEUTICAL    COM              32051k106       1810   476200   SH     Sole                 476200
FMC TECHNOLOGIES                COM              30249u101       1499    71200   SH     Sole                  71200
FPL GROUP                       COM              302571104        201     3000   SH     Sole                   3000
FREEMARKETS                     COM              356602102        573    82400   SH     Sole                  82400
GENERAL ELECTRIC CO.            COM              369604103        201     7000   SH     Sole                   7000
GILEAD SCIENCES INC             COM              375558103        222     4000   SH     Sole                   4000
GLOBAL SANTAFE CORP.            COM              g3930e101       5828   249700   SH     Sole                 249700
GREY WOLF INC COM               COM              397888108        618   153000   SH     Sole                 153000
GUILFORD PHARMACEUTICALS        COM              401829106        661   148100   SH     Sole                 148100
HARMONIC LIGHTWAVES INC         COM              413160102       1164   285900   SH     Sole                 285900
HARSCO CORP.                    COM              415864107        324     9000   SH     Sole                   9000
INKINE PHARMACEUTICAL           COM              457214104       1875   556500   SH     Sole                 556500
INSTINET GROUP, INC.            COM              457750107        351    75100   SH     Sole                  75100
ISHARES MSCI JAPAN              COM              464286848        836   115000   SH     Sole                 115000
JDS UNIPHASE CORP.              COM              46612j101       3352   958600   SH     Sole                 958600
JOHNSON & JOHNSON               COM              478160104        310     6000   SH     Sole                   6000
LEGATO SYSTEMS                  COM              524651106        547    65000   SH     Sole                  65000
MAVERICK TUBE CORP              COM              577914104       2047   106900   SH     Sole                 106900
MCDATA CORP. - A                COM              580031201       1667   113800   SH     Sole                 113800
MERIDIAN GOLD, INC.             COM              589975101        935    81400   SH     Sole                  81400
MICROSOFT CORP                  COM              594918104        923    36000   SH     Sole                  36000
NABORS INDUSTRIES LTD.          COM              g6359f103       7384   186800   SH     Sole                 186800
NASDAQ 100                      COM              631100104       7224   575100   SH     Sole                 575100
NATIONAL-OILWELL INC COM        COM              637071101       2741   124600   SH     Sole                 124600
NEKTAR THERAPUTICS              COM              640268108       1270   138500   SH     Sole                 138500
NETSCREEN TECHNOLOGIES          COM              64117v107       2988   134000   SH     Sole                 134000
NEWMONT MINING CORP.            COM              651639106       3379   104100   SH     Sole                 104100
NISSAN MOTOR CO.                COM              654744408        188    10000   SH     Sole                  10000
NOKIA CORP SPONSORED ADR        COM              654902204        186    11300   SH     Sole                  11300
ORCHID BIOSCIENCES              COM              68571p100        716   596300   SH     Sole                 596300
PATTERSON ENERGY                COM              703481101       3494   107950   SH     Sole                 107950
PEPCO HOLDINGS, INC.            COM              713291102        268    14000   SH     Sole                  14000
PFIZER INC COM                  COM              717081103       1602    46900   SH     Sole                  46900
POLYCOM INC.                    COM              73172k104       5777   416800   SH     Sole                 416800
POWERWAVE                       COM              739363109        583    94700   SH     Sole                  94700
PPL CORP.                       COM              69351t106        344     8000   SH     Sole                   8000
PRAECIS PHARMACEUTICALS         COM              739421105       1145   233600   SH     Sole                 233600
RED HAT INC.                    COM              756577102       1465   194300   SH     Sole                 194300
REPUBLIC SERVICES               COM              760759100       5473   241400   SH     Sole                 241400
ROWAN COMPANIES INC             COM              779382100       3640   162500   SH     Sole                 162500
ROYAL GOLD INC.                 COM              780287108       2039    95200   SH     Sole                  95200
RSA SECURITY                    COM              749719100        398    37000   SH     Sole                  37000
S&P 500 DEPOSITARY RECEIPT      COM              78462f103       8686   191400   SH     Sole                 191400
SABRE HOLDINGS CORP.            COM              785905100       1602    65000   SH     Sole                  65000
SANGSTAT MEDICAL CORP           COM              801003104       3453   263400   SH     Sole                 263400
SAPIENT CORPORATION             COM              803062108       1224   443400   SH     Sole                 443400
SIEBEL SYSTEMS, INC.            COM              826170102       3810   401800   SH     Sole                 401800
SONUS NETWORKS                  COM              835916107       1554   321000   SH     Sole                 321000
STORAGENETWORKS, INC.           COM              86211e103        771   558600   SH     Sole                 558600
TEVA PHARMACEUTICAL ADR         COM              881624209        376     6600   SH     Sole                   6600
THE MEN'S WAREHOUSE, INC.       COM              587118100        784    35900   SH     Sole                  35900
THE NEW JM SMUCKER CO.          COM              832696405       1790    44870   SH     Sole                  44870
VALUECLICK INC.                 COM              92046n102       1216   200700   SH     Sole                 200700
VARIAN MEDICAL SYSTEMS          COM              92220p105       3569    62000   SH     Sole                  62000
VIROPHARMA, INC.                COM              928241108        287   110300   SH     Sole                 110300
VITESSE SEMICONDUCTOR           COM              928497106       1684   344300   SH     Sole                 344300
WALT DISNEY                     COM              254687106       4550   230400   SH     Sole                 230400
WASHINGTON POST CL B            COM              939640108        330      450   SH     Sole                    450
XM SATELLITE RADIO HOLD-CL.A    COM              983759101       3261   296700   SH     Sole                 296700
XTO ENERGY, INC.                COM              98385x106       1742    86600   SH     Sole                  86600
iSHARES S&P 500 INDEX FUND      COM              464287200        391     4000   SH     Sole                   4000
ALD PUT 1/17/04 22.50           PUT              01904p8mx        348     1450   SH PUT Sole                   1450
COF PUT 1/17/04 45.00           PUT              14041j8mi        408      849   SH PUT Sole                    849
FNM PUT 1/17/04 70.00           PUT              31358x8mn        621      900   SH PUT Sole                    900
GM PUT 1/17/04 35.00            PUT              37044t8mg        495     1547   SH PUT Sole                   1547
KBH PUT 1/17/04 65.00           PUT              48240q8mm        249      300   SH PUT Sole                    300
MTG PUT 1/17/04 45.00           PUT              kxdmi            489     1111   SH PUT Sole                   1111
NLS PUT 1/17/04 15.00           PUT              63910b8mc       1109     2997   SH PUT Sole                   2997

REPORT SUMMARY                       105 DATA RECORDS  221082        1   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


